CONVERTIBLE NOTES (Details Narrative) - USD ($)							1 Months Ended												2 Months Ended	3 Months Ended			6 Months Ended		7 Months Ended	11 Months Ended	12 Months Ended
	Apr. 14, 2021	Mar. 11, 2021	Aug. 06, 2020	Mar. 02, 2020	Jan. 15, 2019	Jan. 03, 2018	Jun. 28, 2021	Jun. 21, 2021	Jun. 17, 2021	Jun. 17, 2021	Jun. 02, 2021	May 19, 2021	Apr. 16, 2021	Feb. 17, 2021	Dec. 17, 2020	Nov. 30, 2020	Nov. 20, 2020	Mar. 16, 2020	Feb. 17, 2021	Jun. 30, 2021	Jun. 30, 2020	Mar. 16, 2020	Jun. 30, 2021	Jun. 30, 2020	Aug. 06, 2020	Nov. 30, 2020	Dec. 31, 2018	Dec. 31, 2017	Feb. 09, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2018	Jun. 20, 2016
Debt Instrument [Line Items]
Warrant exericse price																				$ 4.39			$ 4.39							$ 7.34	$ 8.91
Proceeds from convertible debt																							$ 908,500	$ 3,655,000
Gain (loss) on extinguishment of debt																				$ 0	$ 0		(947,179)	0
Ema Note [Member]
Debt Instrument [Line Items]
Principal balance																				121,200			121,200
Unamortized discount																				31,968			31,968
Quick Note [Member]
Debt Instrument [Line Items]
Principal balance																				0			0
Note Holder [Member]
Debt Instrument [Line Items]
Accrued interest								$ 65,313
Auctus Note [Member]
Debt Instrument [Line Items]
Principal balance																				500,000			500,000
Unamortized discount																				291,666			291,666
First Fire Note [Member]
Debt Instrument [Line Items]
Principal balance																				0			0
Labrys Note [Member]
Debt Instrument [Line Items]
Principal balance																				0			0
Secured 10 Conv Notes [Member] | Notes 2017 [Member]
Debt Instrument [Line Items]
Convertible debt, gross																				0			0
Conversion price																												$ 24.96
Unamortized discount																				0			0					$ 60,122
Proceeds from convertible debt																												$ 601,223
Stock issued as inducement to lend, shares																												4,698
Stock issued as inducement to lend, value																												$ 78,321
Secured 10 Conv Notes [Member] | Notes 2018 [Member]
Debt Instrument [Line Items]
Convertible debt, gross																				97,250			97,250
Conversion price																											$ 24.96
Unamortized discount																											$ 131,348
Proceeds from convertible debt																											$ 1,313,485
Debt interest rate																											10.00%
Stock issued as inducement to lend, shares																											10,262
Stock issued as inducement to lend, value																											$ 198,259
Secured 10 Conv Notes [Member] | Notes 20182 [Member]
Debt Instrument [Line Items]
Convertible debt, gross																				56,000			56,000
Conversion price																											$ 16.00
Unamortized discount																											$ 71,200
Proceeds from convertible debt																											$ 356,000
Debt interest rate																											10.00%
Stock issued as inducement to lend, shares																											6,344
Stock issued as inducement to lend, value																											$ 62,269
Secured 10 Conv Notes [Member] | Series B Preferred Stock [Member] | Notes 2017 [Member]
Debt Instrument [Line Items]
Debt converted, shares issued			331,954													158,000
Debt converted, amount converted			$ 211,223													$ 111,250
Secured 10 Conv Notes [Member] | Series B Preferred Stock [Member] | Notes 2018 [Member]
Debt Instrument [Line Items]
Debt converted, shares issued																									316,000
Debt converted, amount converted																									$ 200,000
Secured 12 Conv Notes [Member] | Newbridge Offering [Member]
Debt Instrument [Line Items]
Convertible debt, gross																																$ 552,000
Debt interest rate																																12.00%
Secured 12 Conv Notes [Member] | Original Tdh Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross																																	$ 4,000,000
Debt interest rate																																	5.00%
Secured 12 Conv Notes [Member] | Orginal T D H Secured Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross																		$ 3,000,000				$ 3,000,000
Secured 12 Conv Notes [Member] | T D H Secured Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross																				387,220			387,220
Unamortized discount																				47,396			47,396
Debt maturity date																						Mar. 16, 2024
Stock issued with debt, shares																						187,500
Stock issued with debt, value																						$ 420,000
Secured 12 Conv Notes [Member] | Additional Secured Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross																		$ 1,060,000		73,572		$ 1,060,000	73,572
Unamortized discount																				9,005			9,005
Debt interest rate																		12.00%				12.00%
Debt maturity date																						Mar. 16, 2024
Stock issued with debt, shares																						66,250
Stock issued with debt, value																						$ 148,000
Secured 12 Conv Notes [Member] | Series B Preferred Stock [Member] | T D H Secured Notes [Member]
Debt Instrument [Line Items]
Debt converted, shares issued																			2,106,825						1,739,580	158,000
Debt converted, amount converted			$ 1,101,000													99,633			$ 1,256,722
Secured 12 Conv Notes [Member] | Series B Preferred Stock [Member] | Additional Secured Notes [Member]
Debt Instrument [Line Items]
Debt converted, shares issued																									1,236,350
Debt converted, amount converted																									$ 782,500
Stock issued with debt, shares																			288,350
Stock issued with debt, value																			$ 191,273
Secured 12 Conv Notes [Member] | First Amendment [Member] | Original Tdh Notes [Member]
Debt Instrument [Line Items]
Debt interest rate						10.00%
Debt maturity date						Jul. 01, 2019
Stock issued as inducement to lend, shares						25,000
Stock issued as inducement to lend, value						$ 480,000
Secured 12 Conv Notes [Member] | Second Amendment [Member] | Original Tdh Notes [Member]
Debt Instrument [Line Items]
Debt maturity date					Apr. 02, 2020
Stock issued as inducement to lend, shares					25,000
Stock issued as inducement to lend, value					$ 220,000
Gain (loss) on extinguishment of debt																								$ 363,468
Secured 12 Conv Notes [Member] | Third Amendment [Member] | Original Tdh Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross																		$ 1,000,000		792,846		1,000,000	792,846
Accrued interest																		$ 361,767				$ 361,767
Debt interest rate																		12.00%				12.00%
Debt maturity date																						Jun. 30, 2021
Unsecured Convertible Redeemables Note [Member]
Debt Instrument [Line Items]
Convertible debt, gross																				0			0
T D H Secured Notes [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt																		$ 3,000,000
EMA Financial LLC [Member] | Securities Purchase Agreement [Member] | Ema Note [Member]
Debt Instrument [Line Items]
Convertible debt, gross																260,000										$ 260,000
Investment																$ 234,000										$ 234,000
Conversion price														$ 1.28		$ 1.92			$ 1.28							$ 1.92
Number of securities called by each warrant												38,855		81,250					81,250
Warrant exericse price												$ 1.92		$ 1.60					$ 1.60
Interest rate												12.00%
Note Holder [Member]
Debt Instrument [Line Items]
Debt converted, shares issued							269,061	290,000	100,000		10,000
Debt converted, amount converted							$ 86,100	$ 27,487		$ 127,000	$ 11,800
Finance Charges									$ 1,000		$ 1,000
Quick Capital L L C [Member] | Note Purchase Agreement [Member] | Quick Note [Member]
Debt Instrument [Line Items]
Convertible debt, gross															$ 113,587
Warrant term															3 years
Number of securities called by each warrant															36,975
Warrant exericse price															$ 1.60
Proceeds from convertible debt															$ 100,000
Beneficial conversion feature															12,621
Fair value of warrants issued															$ 33,056
Auctus Fund [Member] | Securities Purchase Agreement [Member] | Prom Note 12 [Member]
Debt Instrument [Line Items]
Convertible debt, gross																													$ 500,000
Conversion price																													$ 1.92
Warrant term																													5 years
Number of securities called by each warrant																													195,313
Warrant exericse price																													$ 1.92
Unamortized discount																													$ 155,875
First Fire Global Opportunities Fund [Member] | Securities Purchase Agreement [Member] | Prom Note 12 [Member]
Debt Instrument [Line Items]
Convertible debt, gross		$ 300,000
Conversion price		$ 1.92
Warrant term		5 years
Number of securities called by each warrant		117,188
Warrant exericse price		$ 1.92
Debt converted, shares issued									175,000
Debt converted, amount converted									$ 300,000
Unamortized discount		$ 93,220
Proceeds from convertible debt		$ 238,500
[custom:DebtConversionConvertedInterestAmount1]									$ 36,000
Labrys Fund, LP [Member] | Securities Purchase Agreement [Member] | Prom Note 12 [Member]
Debt Instrument [Line Items]
Convertible debt, gross													$ 300,000
Conversion price													$ 1.92
Warrant term													5 years
Number of securities called by each warrant													117,118
Warrant exericse price													$ 1.92
Debt converted, shares issued									175,000
Debt converted, amount converted									$ 300,000
Proceeds from convertible debt													$ 266,000
[custom:DebtConversionConvertedInterestAmount1]									$ 36,000
Unrelated Party [Member] | Unsecured Convertible Redeemable Note [Member]
Debt Instrument [Line Items]
Convertible debt, gross				$ 100,000																$ 0			$ 0
Debt converted, shares issued	62,500
Debt converted, amount converted	$ 100,000
[custom:DebtConversionConvertedInterestAmount1]	$ 11,205
Debt interest rate				10.00%
Debt maturity date				Aug. 31, 2020
Unrelated Party [Member] | Unsecured Convertible Redeemable Note [Member] | Conversion Feature [Member]
Debt Instrument [Line Items]
Warrant term				5 years
Number of securities called by each warrant				15,625
Warrant exericse price				$ 3.20
Fair value of the derivative				$ 44,129
Unrelated Party 1 [Member] | Convertible Redeemable Note [Member]
Debt Instrument [Line Items]
Convertible debt, gross																	$ 165,000
Debt converted, amount converted														$ 169,000
Proceeds from convertible debt																	150,000
Beneficial conversion feature																	50,871
[custom:OriginalIssueDiscount-0]																	$ 15,000
Unrelated Party 1 [Member] | Convertible Redeemable Note [Member] | Series B Preferred Stock [Member]
Debt Instrument [Line Items]
Debt converted, shares issued														169,000